UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2013

                                                                      (Form N-Q)

48479-0513                                   (C)2013, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           COMMON STOCKS (99.1%)

                           CONSUMER DISCRETIONARY (11.5%)
                           ------------------------------
                           ADVERTISING (0.2%)
         106,396           Interpublic Group of Companies, Inc.                      $    1,386
          67,182           Omnicom Group, Inc.                                            3,957
                                                                                     ----------
                                                                                          5,343
                                                                                     ----------
                           APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
          72,701           Coach, Inc.                                                    3,634
          13,576           Fossil, Inc. *                                                 1,312
          20,076           PVH Corp.                                                      2,144
          15,719           Ralph Lauren Corp.                                             2,662
          22,892           VF Corp.                                                       3,840
                                                                                     ----------
                                                                                         13,592
                                                                                     ----------
                           APPAREL RETAIL (0.5%)
          20,778           Abercrombie & Fitch Co. "A"                                      960
          76,481           Gap, Inc.                                                      2,707
          61,854           L Brands, Inc.                                                 2,762
          57,054           Ross Stores, Inc.                                              3,459
         188,260           TJX Companies, Inc.                                            8,801
          28,446           Urban Outfitters, Inc. *                                       1,102
                                                                                     ----------
                                                                                         19,791
                                                                                     ----------
                           AUTO PARTS & EQUIPMENT (0.3%)
          30,108           BorgWarner, Inc. *                                             2,329
          75,669           Delphi Automotive plc                                          3,360
         176,803           Johnson Controls, Inc.                                         6,200
                                                                                     ----------
                                                                                         11,889
                                                                                     ----------
                           AUTOMOBILE MANUFACTURERS (0.4%)
       1,010,821           Ford Motor Co.                                                13,292
                                                                                     ----------
                           AUTOMOTIVE RETAIL (0.3%)
           9,477           AutoNation, Inc. *                                               415
           9,338           AutoZone, Inc. *                                               3,705
          58,268           CarMax, Inc. *                                                 2,430
          28,710           O'Reilly Automotive, Inc. *                                    2,944
                                                                                     ----------
                                                                                          9,494
                                                                                     ----------
                           BROADCASTING (0.4%)
         150,836           CBS Corp. "B"                                                  7,043
          63,252           Discovery Communications, Inc. "A" *                           4,980
          22,173           Scripps Networks Interactive "A"                               1,427
                                                                                     ----------
                                                                                         13,450
                                                                                     ----------
                          CABLE & SATELLITE (1.2%)
          55,993          Cablevision Systems Corp. "A"                                     838
         680,498          Comcast Corp. "A"                                              28,588
         148,266          DIRECTV *                                                       8,393
          76,196          Time Warner Cable, Inc.                                         7,319
                                                                                     ----------
                                                                                         45,138
                                                                                     ----------
                          CASINOS & GAMING (0.1%)
          67,511          International Game Technology                                   1,114
          20,382          Wynn Resorts Ltd.                                               2,551
                                                                                     ----------
                                                                                          3,665
                                                                                     ----------
                          COMPUTER & ELECTRONICS RETAIL (0.1%)
          69,738          Best Buy Co., Inc.                                              1,545
          31,138          GameStop Corp. "A"                                                871
                                                                                     ----------
                                                                                          2,416
                                                                                     ----------
                          CONSUMER ELECTRONICS (0.0%)
          27,986          Garmin Ltd.                                                       924
          17,447          Harman International Industries, Inc.                             779
                                                                                     ----------
                                                                                          1,703
                                                                                     ----------
                          DEPARTMENT STORES (0.3%)
          36,760          J.C. Penney Co., Inc.                                             555
          54,211          Kohl's Corp.                                                    2,501
         101,540          Macy's, Inc.                                                    4,248
          38,274          Nordstrom, Inc.                                                 2,114
                                                                                     ----------
                                                                                          9,418
                                                                                     ----------
                         DISTRIBUTORS (0.1%)
          39,922         Genuine Parts Co.                                                3,114
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                          2
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           EDUCATION SERVICES (0.0%)
          25,905           Apollo Group, Inc. "A" *                                  $      450
                                                                                     ----------
                           FOOTWEAR (0.3%)
         187,524           NIKE, Inc. "B"                                                11,066
                                                                                     ----------
                           GENERAL MERCHANDISE STORES (0.5%)
          77,966           Dollar General Corp. *                                         3,943
          58,611           Dollar Tree, Inc. *                                            2,839
          24,873           Family Dollar Stores, Inc.                                     1,469
         167,880           Target Corp.                                                  11,491
                                                                                     ----------
                                                                                         19,742
                                                                                     ----------
                           HOME FURNISHINGS (0.0%)
          36,569           Leggett & Platt, Inc.                                          1,235
                                                                                     ----------
                           HOME IMPROVEMENT RETAIL (1.0%)
         385,476           Home Depot, Inc.                                              26,899
         286,192           Lowe's Companies, Inc.                                        10,852
                                                                                     ----------
                                                                                         37,751
                                                                                     ----------
                           HOMEBUILDING (0.1%)
          73,270           D.R. Horton, Inc.                                              1,781
          42,269           Lennar Corp. "A"                                               1,753
          87,161           Pulte Group, Inc. *                                            1,764
                                                                                     ----------
                                                                                          5,298
                                                                                     ----------
                           HOMEFURNISHING RETAIL (0.1%)
          58,720           Bed Bath & Beyond, Inc. *                                      3,783
                                                                                     ----------
                           HOTELS, RESORTS & CRUISE LINES (0.3%)
         114,550           Carnival Corp.                                                 3,929
          63,156           Marriott International, Inc. "A"                               2,667
          49,990           Starwood Hotels & Resorts Worldwide, Inc.                      3,186
          35,213           Wyndham Worldwide Corp.                                        2,271
                                                                                     ----------
                                                                                         12,053
                                                                                     ----------
                           HOUSEHOLD APPLIANCES (0.1%)
          20,090           Whirlpool Corp.                                                2,380
                                                                                     ----------
                           HOUSEWARES & SPECIALTIES (0.1%)
          73,132           Newell Rubbermaid, Inc.                                        1,909
                                                                                     ----------
                           INTERNET RETAIL (1.1%)
          93,757           Amazon.com, Inc. *                                            24,985
          24,015           Expedia, Inc.                                                  1,441
          14,456           Netflix, Inc. *                                                2,738
          12,863           Priceline.com, Inc. *                                          8,849
          28,100           TripAdvisor, Inc. *                                            1,476
                                                                                     ----------
                                                                                         39,489
                                                                                     ----------
                           LEISURE PRODUCTS (0.1%)
          29,163           Hasbro, Inc.                                                   1,282
          88,997           Mattel, Inc.                                                   3,897
                                                                                     ----------
                                                                                          5,179
                                                                                     ----------
                           MOTORCYCLE MANUFACTURERS (0.1%)
          58,509           Harley-Davidson, Inc.                                          3,118
                                                                                     ----------
                           MOVIES & ENTERTAINMENT (1.7%)
         515,514           News Corp. "A"                                                15,733
         241,005           Time Warner, Inc.                                             13,887
         117,416           Viacom, Inc. "B"                                               7,229
         465,467           Walt Disney Co.                                               26,439
                                                                                     ----------
                                                                                         63,288
                                                                                     ----------
                          PUBLISHING (0.0%)
          59,647          Gannett Co., Inc.                                               1,304
           1,136          Washington Post Co. "B"                                           508
                                                                                     ----------
                                                                                          1,812
                                                                                     ----------
                          RESTAURANTS (1.4%)
           7,998          Chipotle Mexican Grill, Inc. *                                  2,606
          33,841          Darden Restaurants, Inc.                                        1,749
         258,483          McDonald's Corp.                                               25,768
         193,148          Starbucks Corp.                                                11,002
         116,512          Yum! Brands, Inc.                                               8,382
                                                                                     ----------
                                                                                         49,507
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                          3
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           SPECIALIZED CONSUMER SERVICES (0.1%)
          70,447           H&R Block, Inc.                                           $    2,073
                                                                                     ----------
                           SPECIALTY STORES (0.2%)
          27,752           PerSmart, Inc.                                                 1,723
         173,657           Staples, Inc.                                                  2,332
          30,564           Tiffany & Co.                                                  2,126
                                                                                     ----------
                                                                                          6,181
                                                                                     ----------
                           TIRES & RUBBER (0.0%)
          63,115           Goodyear Tire & Rubber Co. *                                     796
                                                                                     ----------
                           Total Consumer Discretionary                                 419,416
                                                                                     ----------
                           CONSUMER STAPLES (10.9%)
                           ------------------------
                           AGRICULTURAL PRODUCTS (0.2%)
         170,396           Archer-Daniels-Midland Co.                                     5,748
                                                                                     ----------
                           BREWERS (0.1%)
          39,999           Molson Coors Brewing Co. "B"                                   1,957
                                                                                     ----------
                           DISTILLERS & VINTNERS (0.2%)
          40,999           Beam, Inc.                                                     2,605
          38,953           Brown-Forman Corp. "B"                                         2,781
          38,924           Constellation Brands, Inc. "A" *                               1,855
                                                                                     ----------
                                                                                          7,241
                                                                                     ----------
                           DRUG RETAIL (0.8%)
         317,460           CVS Caremark Corp.                                            17,457
         222,232           Walgreen Co.                                                  10,596
                                                                                     ----------
                                                                                         28,053
                                                                                     ----------
                           FOOD DISTRIBUTORS (0.1%)
         150,433           Sysco Corp.                                                    5,291
                                                                                     ----------
                           FOOD RETAIL (0.3%)
         133,718           Kroger Co.                                                     4,431
          61,604           Safeway, Inc.                                                  1,623
          44,583           Whole Foods Market, Inc.                                       3,868
                                                                                     ----------
                                                                                          9,922
                                                                                     ----------
                           HOUSEHOLD PRODUCTS (2.2%)
          33,854           Clorox Co.                                                     2,997
         113,308           Colgate-Palmolive Co.                                         13,374
          99,913           Kimberly-Clark Corp.                                           9,789
         704,191           Procter & Gamble Co.                                          54,265
                                                                                     ----------
                                                                                         80,425
                                                                                     ----------
                           HYPERMARKETS & SUPER CENTERS (1.2%)
         112,338           Costco Wholesale Corp.                                        11,920
         431,232           Wal-Mart Stores, Inc. (f)                                     32,269
                                                                                     ----------
                                                                                         44,189
                                                                                     ----------
                           PACKAGED FOODS & MEAT (1.7%)
          46,052           Campbell Soup Co.                                              2,089
         106,614           ConAgra Foods, Inc.                                            3,818
          48,931           Dean Foods Co. *                                                 887
         167,084           General Mills, Inc.                                            8,239
          82,797           H.J. Heinz Co.                                                 5,984
          38,940           Hershey Co.                                                    3,408
          35,142           Hormel Foods Corp.                                             1,452
          27,909           J.M. Smucker Co.                                               2,767
          64,164           Kellogg Co.                                                    4,134
         152,701           Kraft Foods, Inc. "A"                                          7,869
          34,104           McCormick & Co., Inc.                                          2,508
          52,251           Mead Johnson Nutrition Co.                                     4,047
         458,560           Mondelez International, Inc.                                  14,037
          72,280           Tyson Foods, Inc. "A"                                          1,794
                                                                                     ----------
                                                                                         63,033
                                                                                     ----------
                           PERSONAL PRODUCTS (0.2%)
         110,424           Avon Products, Inc.                                            2,289
          61,581           Estee Lauder Companies, Inc. "A"                               3,943
                                                                                     ----------
                                                                                          6,232
                                                                                     ----------
                           SOFT DRINKS (2.1%)
         988,113           Coca-Cola Co.                                                 39,959
          67,823           Coca-Cola Enterprises, Inc.                                    2,504
          52,066           Dr Pepper Snapple Group, Inc.                                  2,445

PORTFOLIO OF INVESTMENTS (continued)                                          4
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
          37,129           Monster Beverage Corp. *                                  $    1,773
         398,096           PepsiCo, Inc.                                                 31,493
                                                                                     ----------
                                                                                         78,174
                                                                                     ----------
                           TOBACCO (1.8%)
         518,085           Altria Group, Inc.                                            17,817
          97,839           Lorillard, Inc.                                                3,947
         424,851           Philip Morris International, Inc.                             39,388
          82,672           Reynolds American, Inc.                                        3,678
                                                                                     ----------
                                                                                         64,830
                                                                                     ----------
                           Total Consumer Staples                                       395,095
                                                                                     ----------
                           ENERGY (10.8%)
                           --------------
                           COAL & CONSUMABLE FUELS (0.1%)
          58,196           CONSOL Energy, Inc.                                            1,958
          69,779           Peabody Energy Corp.                                           1,476
                                                                                     ----------
                                                                                          3,434
                                                                                     ----------
                           INTEGRATED OIL & GAS (5.2%)
         500,771           Chevron Corp.                                                 59,502
       1,154,999           Exxon Mobil Corp. (f)                                        104,077
          76,685           Hess Corp.                                                     5,491
          46,515           Murphy Oil Corp.                                               2,964
         207,641           Occidental Petroleum Corp.                                    16,273
                                                                                     ----------
                                                                                        188,307
                                                                                     ----------
                           OIL & GAS DRILLING (0.3%)
          17,796           Diamond Offshore Drilling, Inc.                                1,238
          60,308           Ensco plc "A"                                                  3,618
          27,527           Helmerich & Payne, Inc.                                        1,671
          76,248           Nabors Industries Ltd.                                         1,237
          64,717           Noble Corp.                                                    2,469
          32,240           Rowan Companies plc "A" *                                      1,140
                                                                                     ----------
                                                                                         11,373
                                                                                     ----------
                           OIL & GAS EQUIPMENT & SERVICES (1.5%)
         113,750           Baker Hughes, Inc.                                             5,279
          63,868           Cameron International Corp. *                                  4,164
          61,290           FMC Technologies, Inc. *                                       3,334
         240,382           Halliburton Co.                                                9,714
         109,990           National Oilwell Varco, Inc.                                   7,782
         342,234           Schlumberger Ltd.                                             25,630
                                                                                     ----------
                                                                                         55,903
                                                                                     ----------
                           OIL & GAS EXPLORATION & PRODUCTION (2.4%)
         128,801           Anadarko Petroleum Corp.                                      11,264
         100,914           Apache Corp.                                                   7,787
          54,603           Cabot Oil & Gas Corp.                                          3,692
         135,402           Chesapeake Energy Corp.                                        2,764
         314,733           ConocoPhillips                                                18,915
          96,266           Denbury Resources, Inc. *                                      1,795
          97,374           Devon Energy Corp.                                             5,494
          70,045           EOG Resources, Inc.                                            8,971
          38,972           EQT Corp.                                                      2,640
         182,326           Marathon Oil Corp.                                             6,148
          34,544           Newfield Exploration Co. *                                       775
          46,284           Noble Energy, Inc.                                             5,353
          34,151           Pioneer Natural Resources Co.                                  4,243
          45,298           QEP Resources, Inc.                                            1,442
          41,750           Range Resources Corp.                                          3,383
          90,823           Southwestern Energy Co. *                                      3,384
          53,085           WPX Energy, Inc. *                                               850
                                                                                     ----------
                                                                                         88,900
                                                                                     ----------
                           OIL & GAS REFINING & MARKETING (0.8%)
          85,441           Marathon Petroleum Corp.                                       7,656
         159,931           Phillips 66                                                   11,190
          35,423           Tesoro Corp.                                                   2,074
         142,945           Valero Energy Corp.                                            6,503
                                                                                     ----------
                                                                                         27,423
                                                                                     ----------
                           OIL & GAS STORAGE & TRANSPORTATION (0.5%)
         163,535           Kinder Morgan, Inc.                                            6,326
         172,561           Spectra Energy Corp.                                           5,306
         175,690           Williams Companies, Inc.                                       6,581
                                                                                     ----------
                                                                                         18,213
                                                                                     ----------
                           Total Energy                                                 393,553
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                          5
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           FINANCIALS (15.8%)
                           ------------------
                           ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
          52,309           Ameriprise Financial, Inc.                                $    3,853
         300,617           Bank of New York Mellon Corp., Inc.                            8,414
          32,463           BlackRock, Inc.                                                8,339
          35,484           Franklin Resources, Inc.                                       5,351
         113,840           Invesco Ltd.                                                   3,297
          29,620           Legg Mason, Inc.                                                 952
          56,079           Northern Trust Corp. (c)                                       3,060
         117,739           State Street Corp.                                             6,957
          66,631           T. Rowe Price Group, Inc.                                      4,989
                                                                                     ----------
                                                                                         45,212
                                                                                     ----------
                           CONSUMER FINANCE (0.9%)
         247,767           American Express Co.                                          16,714
         149,865           Capital One Financial Corp.                                    8,235
         127,720           Discover Financial Services                                    5,727
         117,015           SLM Corp.                                                      2,397
                                                                                     ----------
                                                                                         33,073
                                                                                     ----------
                           DIVERSIFIED BANKS (1.8%)
          48,466           Comerica, Inc.                                                 1,742
         480,356           U.S. Bancorp                                                  16,299
       1,263,588           Wells Fargo & Co.                                             46,740
                                                                                     ----------
                                                                                         64,781
                                                                                     ----------
                           INSURANCE BROKERS (0.3%)
          80,304           Aon plc                                                        4,939
         141,329           Marsh & McLennan Companies, Inc.                               5,366
                                                                                     ----------
                                                                                         10,305
                                                                                     ----------
                           INVESTMENT BANKING & BROKERAGE (0.8%)
         284,082           Charles Schwab Corp.                                           5,025
          67,766           E*TRADE Financial Corp. *                                        726
         112,799           Goldman Sachs Group, Inc.                                     16,598
         354,677           Morgan Stanley                                                 7,796
                                                                                     ----------
                                                                                         30,145
                                                                                     ----------
                           LIFE & HEALTH INSURANCE (0.9%)
         120,061           AFLAC, Inc.                                                    6,246
          70,309           Lincoln National Corp.                                         2,293
         281,847           MetLife, Inc.                                                 10,716
          71,177           Principal Financial Group, Inc.                                2,422
         119,509           Prudential Financial, Inc.                                     7,050
          23,797           Torchmark Corp.                                                1,423
          69,646           Unum Group                                                     1,967
                                                                                     ----------
                                                                                         32,117
                                                                                     ----------
                           MULTI-LINE INSURANCE (0.6%)
          13,675           American International Group, Inc. *                              --
         381,149           American International Group, Inc. *                          14,796
          20,494           Assurant, Inc.                                                   923
         128,217           Genworth Financial, Inc. "A" *                                 1,282
         112,936           Hartford Financial Services Group, Inc.                        2,914
          80,172           Loews Corp.                                                    3,533
                                                                                     ----------
                                                                                         23,448
                                                                                     ----------
                           MULTI-SECTOR HOLDINGS (0.1%)
          75,381           Leucadia National Corp.                                        2,068
                                                                                     ----------
                           OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
       2,789,643           Bank of America Corp.                                         33,978
         783,425           Citigroup, Inc.                                               34,659
         986,799           JPMorgan Chase & Co.                                          46,833
                                                                                     ----------
                                                                                        115,470
                                                                                     ----------
                           PROPERTY & CASUALTY INSURANCE (2.3%)
          87,526           ACE Ltd.                                                       7,787
         123,247           Allstate Corp.                                                 6,048
         470,193           Berkshire Hathaway, Inc. "B" *                                48,994
          67,426           Chubb Corp.                                                    5,902
          37,350           Cincinnati Financial Corp.                                     1,762
         143,581           Progressive Corp.                                              3,628
          97,253           Travelers Companies, Inc.                                      8,188
          76,890           XL Group plc                                                   2,330
                                                                                     ----------
                                                                                         84,639
                                                                                     ----------
                           REAL ESTATE SERVICES (0.1%)
          77,590           CBRE Group, Inc. *                                             1,959
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                          6
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           REGIONAL BANKS (0.9%)
         180,979           BB&T Corp.                                                $    5,681
         225,713           Fifth Third Bancorp                                            3,681
          61,655           First Horizon National Corp.                                     659
         218,318           Huntington Bancshares, Inc.                                    1,613
         238,456           KeyCorp                                                        2,375
          31,359           M&T Bank Corp.                                                 3,235
         136,540           PNC Financial Services Group, Inc.                             9,080
         362,477           Regions Financial Corp.                                        2,969
         139,823           SunTrust Banks, Inc.                                           4,028
          46,602           Zions Bancorp                                                  1,165
                                                                                     ----------
                                                                                         34,486
                                                                                     ----------
                           REITs - DIVERSIFIED (0.1%)
          43,404           Vornado Realty Trust                                           3,630
                                                                                     ----------
                           REITs - INDUSTRIAL (0.1%)
         119,451           Prologis, Inc.                                                 4,776
                                                                                     ----------
                           REITs - OFFICE (0.1%)
          39,120           Boston Properties, Inc.                                        3,953
                                                                                     ----------
                           REITs - RESIDENTIAL (0.3%)
          37,405           Apartment Investment & Management Co. "A"                      1,147
          29,473           AvalonBay Communities, Inc.                                    3,733
          82,925           Equity Residential Properties Trust                            4,566
                                                                                     ----------
                                                                                          9,446
                                                                                     ----------
                           REITs - RETAIL (0.4%)
         104,432           Kimco Realty Corp.                                             2,339
          80,797           Simon Property Group, Inc.                                    12,811
                                                                                     ----------
                                                                                         15,150
                                                                                     ----------
                           REITs - SPECIALIZED (1.1%)
         101,969           American Tower Corp.                                           7,844
         117,029           HCP, Inc.                                                      5,835
          66,882           Health Care REIT, Inc.                                         4,542
         188,231           Host Hotels & Resorts, Inc.                                    3,292
          42,315           Plum Creek Timber Co., Inc.                                    2,209
          37,285           Public Storage                                                 5,679
          75,001           Ventas, Inc.                                                   5,490
         141,325           Weyerhaeuser Co.                                               4,435
                                                                                     ----------
                                                                                         39,326
                                                                                     ----------
                           SPECIALIZED FINANCE (0.5%)
          79,284           CME Group, Inc.                                                4,867
          18,681           IntercontinentalExchange, Inc. *                               3,046
          72,387           McGraw-Hill Companies, Inc.                                    3,770
          50,082           Moody's Corp.                                                  2,671
          30,260           Nasdaq OMX Group, Inc.                                           978
          62,276           NYSE Euronext                                                  2,406
                                                                                     ----------
                                                                                         17,738
                                                                                     ----------
                           THRIFTS & MORTGAGE FINANCE (0.1%)
         121,994           Hudson City Bancorp, Inc.                                      1,054
          88,108           People's United Financial, Inc.                                1,184
                                                                                     ----------
                                                                                          2,238
                                                                                     ----------
                           Total Financials                                             573,960
                                                                                     ----------
                           HEALTH CARE (12.4%)
                           -------------------
                           BIOTECHNOLOGY (1.9%)
          50,574           Alexion Pharmaceuticals, Inc. *                                4,660
         192,902           Amgen, Inc.                                                   19,774
          60,982           Biogen Idec, Inc. *                                           11,764
         107,914           Celgene Corp. *                                               12,508
         392,426           Gilead Sciences, Inc. *                                       19,202
                                                                                     ----------
                                                                                         67,908
                                                                                     ----------
                           HEALTH CARE DISTRIBUTORS (0.4%)
          59,342           AmerisourceBergen Corp.                                        3,053
          87,316           Cardinal Health, Inc.                                          3,634
          60,064           McKesson Corp.                                                 6,485
          21,752           Patterson Companies, Inc.                                        827
                                                                                     ----------
                                                                                         13,999
                                                                                     ----------
                           HEALTH CARE EQUIPMENT (2.1%)
         404,754           Abbott Laboratories                                           14,296
         141,120           Baxter International, Inc.                                    10,251
          50,009           Becton, Dickinson & Co.                                        4,781

PORTFOLIO OF INVESTMENTS (continued)                                          7
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
         347,331           Boston Scientific Corp. *                                 $    2,713
          19,503           C.R. Bard, Inc.                                                1,965
          57,599           Carefusion Corp. *                                             2,015
         121,624           Covidien plc                                                   8,251
          29,679           Edwards Lifesciences Corp. *                                   2,438
          10,344           Intuitive Surgical, Inc. *                                     5,081
         260,995           Medtronic, Inc.                                               12,256
          72,923           St. Jude Medical, Inc.                                         2,949
          74,211           Stryker Corp.                                                  4,842
          28,178           Varian Medical Systems, Inc. *                                 2,029
          43,666           Zimmer Holdings, Inc.                                          3,285
                                                                                     ----------
                                                                                         77,152
                                                                                     ----------
                           HEALTH CARE FACILITIES (0.0%)
          26,389           Tenet Healthcare Corp. *                                       1,256
                                                                                     ----------
                           HEALTH CARE SERVICES (0.5%)
          21,839           DaVita, Inc. *                                                 2,590
         211,017           Express Scripts Holding Company *                             12,165
          23,812           Laboratory Corp. of America Holdings *                         2,148
          40,803           Quest Diagnostics, Inc.                                        2,303
                                                                                     ----------
                                                                                         19,206
                                                                                     ----------
                           HEALTH CARE SUPPLIES (0.0%)
          37,184           DENTSPLY International, Inc.                                   1,577
                                                                                     ----------
                           HEALTH CARE TECHNOLOGY (0.1%)
          37,959           Cerner Corp. *                                                 3,597
                                                                                     ----------
                           LIFE SCIENCES TOOLS & SERVICES (0.5%)
          89,426           Agilent Technologies, Inc.                                     3,753
          44,657           Life Technologies Corp. *                                      2,886
          29,129           PerkinElmer, Inc.                                                980
          91,902           Thermo Fisher Scientific, Inc.                                 7,030
          22,240           Waters Corp. *                                                 2,088
                                                                                     ----------
                                                                                         16,737
                                                                                     ----------
                           MANAGED HEALTH CARE (0.9%)
          84,583           Aetna, Inc.                                                    4,324
          74,009           CIGNA Corp.                                                    4,616
          35,004           Coventry Health Care, Inc.                                     1,646
          40,540           Humana, Inc.                                                   2,802
         264,264           UnitedHealth Group, Inc.                                      15,118
          78,629           WellPoint, Inc.                                                5,208
                                                                                     ----------
                                                                                         33,714
                                                                                     ----------
                           PHARMACEUTICALS (6.0%)
         407,530           AbbVie, Inc.                                                  16,619
          32,741           Actavis, Inc. *                                                3,016
          79,321           Allergan, Inc.                                                 8,855
         422,105           Bristol-Myers Squibb Co.                                      17,386
         257,392           Eli Lilly and Co.                                             14,617
          59,996           Forest Laboratories, Inc. *                                    2,282
          42,208           Hospira, Inc. *                                                1,386
         720,655           Johnson & Johnson                                             58,755
         779,155           Merck & Co., Inc.                                             34,462
         102,031           Mylan, Inc. *                                                  2,953
          22,970           Perrigo Co.                                                    2,727
       1,853,348           Pfizer, Inc. (f)                                              53,488
                                                                                     ----------
                                                                                        216,546
                                                                                     ----------
                           Total Health Care                                            451,692
                                                                                     ----------
                           INDUSTRIALS (10.0%)
                           AEROSPACE & DEFENSE (2.4%)
        175,415            Boeing Co.                                                    15,059
         85,746            General Dynamics Corp.                                         6,046
        202,092            Honeywell International, Inc.                                 15,228
         23,258            L-3 Communications Holdings, Inc.                              1,882
         68,947            Lockheed Martin Corp.                                          6,655
         61,155            Northrop Grumman Corp.                                         4,290
         37,814            Precision Castparts Corp.                                      7,170
         83,526            Raytheon Co.                                                   4,911
         35,213            Rockwell Collins, Inc.                                         2,223
         70,017            Textron, Inc.                                                  2,087
        217,353            United Technologies Corp.                                     20,307
                                                                                     ----------
                                                                                         85,858
                                                                                     ----------
                           AIR FREIGHT & LOGISTICS (0.8%)
         41,772            C.H. Robinson Worldwide, Inc.                                  2,484

PORTFOLIO OF INVESTMENTS (continued)                                          8
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
          53,056           Expeditors International of Washington, Inc.              $    1,895
          75,430           FedEx Corp.                                                    7,407
         184,389           United Parcel Service, Inc. "B"                               15,839
                                                                                     ----------
                                                                                         27,625
                                                                                     ----------
                           AIRLINES (0.1%)
         186,628           Southwest Airlines Co.                                         2,516
                                                                                     ----------
                           BUILDING PRODUCTS (0.0%)
          91,546           Masco Corp.                                                    1,854
                                                                                     ----------
                           CONSTRUCTION & ENGINEERING (0.2%)
          41,802           Fluor Corp.                                                    2,773
          33,858           Jacobs Engineering Group, Inc. *                               1,904
          55,397           Quanta Services, Inc. *                                        1,583
                                                                                     ----------
                                                                                          6,260
                                                                                     ----------
                           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
         168,878           Caterpillar, Inc.                                             14,687
          45,410           Cummins, Inc.                                                  5,259
         100,647           Deere & Co.                                                    8,654
          27,137           Joy Global, Inc.                                               1,615
          91,266           PACCAR, Inc.                                                   4,614
                                                                                     ----------
                                                                                         34,829
                                                                                     ----------
                           DIVERSIFIED SUPPORT SERVICES (0.1%)
          26,613           Cintas Corp.                                                   1,175
          43,578           Iron Mountain, Inc.                                            1,582
                                                                                     ----------
                                                                                          2,757
                                                                                     ----------
                           ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
         121,451           Eaton Corp. plc                                                7,439
         186,555           Emerson Electric Co.                                          10,423
          35,810           Rockwell Automation, Inc.                                      3,092
          25,306           Roper Industries, Inc.                                         3,221
                                                                                     ----------
                                                                                         24,175
                                                                                     ----------
                           ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
          76,800           Republic Services, Inc.                                        2,534
          22,174           Stericycle, Inc. *                                             2,355
         113,088           Waste Management, Inc.                                         4,434
                                                                                     ----------
                                                                                          9,323
                                                                                     ----------
                           HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
          35,856           Robert Half International, Inc.                                1,346
                                                                                     ----------
                           INDUSTRIAL CONGLOMERATES (2.4%)
         163,532           3M Co.                                                        17,385
         149,721           Danaher Corp.                                                  9,305
       2,680,852           General Electric Co. (f)                                      61,981
                                                                                     ----------
                                                                                         88,671
                                                                                     ----------
                           INDUSTRIAL MACHINERY (0.8%)
          45,040           Dover Corp.                                                    3,282
          12,413           Flowserve Corp.                                                2,082
         107,083           Illinois Tool Works, Inc.                                      6,526
          71,034           Ingersoll-Rand plc                                             3,908
          28,600           Pall Corp.                                                     1,955
          38,653           Parker-Hannifin Corp.                                          3,540
          52,723           Pentair Ltd.                                                   2,781
          15,290           Snap-On, Inc.                                                  1,264
          41,298           Stanley Black & Decker, Inc.                                   3,344
          48,511           Xylem, Inc.                                                    1,337
                                                                                     ----------
                                                                                         30,019
                                                                                     ----------
                           OFFICE SERVICES & SUPPLIES (0.0%)
          25,394           Avery Dennison Corp.                                           1,094
          51,949           Pitney Bowes, Inc.                                               772
                                                                                     ----------
                                                                                          1,866
                                                                                     ----------
                           RAILROADS (0.8%)
         264,153           CSX Corp.                                                      6,506
          81,006           Norfolk Southern Corp.                                         6,244
         120,806           Union Pacific Corp.                                           17,204
                                                                                     ----------
                                                                                         29,954
                                                                                     ----------
                           RESEARCH & CONSULTING SERVICES (0.1%)
          10,550           Dun & Bradstreet Corp.                                           883
          30,776           Equifax, Inc.                                                  1,772
                                                                                     ----------
                                                                                          2,655
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                          9
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           SECURITY & ALARM SERVICES (0.2%)
          60,131           ADT Corp.                                                 $     2943
         119,797           Tyco International Ltd.                                        3,833
                                                                                     ----------
                                                                                          6,776
                                                                                     ----------
                           TRADING COMPANIES & DISTRIBUTORS (0.2%)
          69,120           Fastenal Co.                                                   3,549
          15,396           W.W. Grainger, Inc.                                            3,464
                                                                                     ----------
                                                                                          7,013
                                                                                     ----------
                           TRUCKING (0.0%)
          13,505           Ryder System, Inc.                                               807
                                                                                     ----------
                           Total Industrials                                            364,304
                                                                                     ----------
                           INFORMATION TECHNOLOGY (17.9%)
                           ------------------------------
                           APPLICATION SOFTWARE (0.6%)
         128,665           Adobe Systems, Inc. *                                          5,598
          57,954           Autodesk, Inc. *                                               2,390
          47,965           Citrix Systems, Inc. *                                         3,461
          71,666           Intuit, Inc.                                                   4,705
          34,740           salesforce.com, Inc. *                                         6,213
                                                                                     ----------
                                                                                         22,367
                                                                                     ----------
                           COMMUNICATIONS EQUIPMENT (1.9%)
       1,374,614           Cisco Systems, Inc.                                           28,743
          20,303           F5 Networks, Inc. *                                            1,808
          28,588           Harris Corp.                                                   1,325
          62,277           JDS Uniphase Corp. *                                             833
         132,422           Juniper Networks, Inc. *                                       2,455
          71,212           Motorola Solutions, Inc.                                       4,560
         442,941           QUALCOMM, Inc.                                                29,655
                                                                                     ----------
                                                                                         69,379
                                                                                     ----------
                           COMPUTER HARDWARE (3.4%)
         242,105           Apple, Inc.                                                  107,163
         375,977           Dell, Inc.                                                     5,388
         504,042           Hewlett-Packard Co.                                           12,016
                                                                                     ----------
                                                                                        124,567
                                                                                     ----------
                           COMPUTER STORAGE & PERIPHERALS (0.7%)
         541,581           EMC Corp. *                                                   12,938
          93,133           NetApp, Inc. *                                                 3,181
          62,118           SanDisk Corp. *                                                3,417
          82,357           Seagate Technology plc                                         3,011
          55,830           Western Digital Corp.                                          2,807
                                                                                     ----------
                                                                                         25,354
                                                                                     ----------
                           DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
         125,412           Automatic Data Processing, Inc.                                8,154
          39,718           Computer Sciences Corp.                                        1,955
          75,608           Fidelity National Information Services, Inc.                   2,996
          34,717           Fiserv, Inc. *                                                 3,049
          27,222           MasterCard, Inc. "A"                                          14,731
          84,186           Paychex, Inc.                                                  2,952
          41,090           Total System Services, Inc.                                    1,018
         132,943           Visa, Inc. "A"                                                22,579
         146,651           Western Union Co.                                              2,206
                                                                                     ----------
                                                                                         59,640
                                                                                     ----------
                           ELECTRONIC COMPONENTS (0.2%)
          41,011           Amphenol Corp. "A"                                             3,061
         379,973           Corning, Inc.                                                  5,065
                                                                                     ----------
                                                                                          8,126
                                                                                     ----------
                           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
          37,765           FLIR Systems, Inc.                                               982
                                                                                     ----------
                           ELECTRONIC MANUFACTURING SERVICES (0.2%)
          47,976           Jabil Circuit, Inc.                                              887
          35,030           Molex, Inc.                                                    1,026
         108,432           TE Connectivity Ltd.                                           4,546
                                                                                     ----------
                                                                                          6,459
                                                                                     ----------
                           HOME ENTERTAINMENT SOFTWARE (0.0%)
          77,400           Electronic Arts, Inc. *                                        1,370
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                         10
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           INTERNET SOFTWARE & SERVICES (2.2%)
          45,590           Akamai Technologies, Inc. *                               $    1,609
         300,850           eBay, Inc. *                                                  16,312
          68,842           Google, Inc. "A" *                                            54,663
          39,862           VeriSign, Inc. *                                               1,885
         249,911           Yahoo!, Inc. *                                                 5,880
                                                                                     ----------
                                                                                         80,349
                                                                                     ----------
                           IT CONSULTING & OTHER SERVICES (2.2%)
         166,102           Accenture plc "A"                                             12,619
          77,796           Cognizant Technology Solutions Corp. "A" *                     5,960
         270,084           International Business Machines Corp.                         57,609
          72,799           SAIC, Inc.                                                       986
          42,487           Teradata Corp. *                                               2,486
                                                                                     ----------
                                                                                         79,660
                                                                                     ----------
                           OFFICE ELECTRONICS (0.1%)
         315,545           Xerox Corp.                                                    2,714
                                                                                     ----------
                           SEMICONDUCTOR EQUIPMENT (0.3%)
         311,235           Applied Materials, Inc.                                        4,196
          42,754           KLA-Tencor Corp.                                               2,255
          41,894           Lam Research Corp. *                                           1,737
          48,916           Teradyne, Inc. *                                                 793
                                                                                     ----------
                                                                                          8,981
                                                                                     ----------
                           SEMICONDUCTORS (1.7%)
         155,910           Advanced Micro Devices, Inc. *                                   398
          82,642           Altera Corp.                                                   2,931
          79,077           Analog Devices, Inc.                                           3,676
         134,959           Broadcom Corp. "A"                                             4,679
          14,887           First Solar, Inc. *                                              402
       1,275,110           Intel Corp.                                                   27,861
          60,134           Linear Technology Corp.                                        2,307
         145,375           LSI Corp. *                                                      986
          50,192           Microchip Technology, Inc.                                     1,845
         260,749           Micron Technology, Inc. *                                      2,602
         159,957           NVIDIA Corp.                                                   2,051
         284,832           Texas Instruments, Inc.                                       10,106
          67,129           Xilinx, Inc.                                                   2,562
                                                                                     ----------
                                                                                         62,406
                                                                                     ----------
                           SYSTEMS SOFTWARE (2.7%)
          33,971           BMC Software, Inc. *                                           1,574
          85,226           CA, Inc.                                                       2,145
       1,943,598           Microsoft Corp.                                               55,606
         952,058           Oracle Corp.                                                  30,789
          49,545           Red Hat, Inc. *                                                2,505
         177,582           Symantec Corp. *                                               4,383
                                                                                     ----------
                                                                                         97,002
                                                                                     ----------
                           Total Information Technology                                 649,356
                                                                                     ----------
                           MATERIALS (3.4%)
                           ----------------
                           ALUMINUM (0.1%)
         273,870           Alcoa, Inc.                                                    2,333
                                                                                     ----------
                           COMMODITY CHEMICALS (0.2%)
          98,063           LyondellBasell Industrues N.V.                                 6,206
                                                                                     ----------
                           CONSTRUCTION MATERIALS (0.0%)
          33,107           Vulcan Materials Co.                                           1,712
                                                                                     ----------
                           DIVERSIFIED CHEMICALS (0.9%)
         310,439           Dow Chemical Co.                                               9,884
         240,817           E.I. du Pont de Nemours & Co.                                 11,839
          39,939           Eastman Chemical Co.                                           2,790
          35,696           FMC Corp.                                                      2,036
          36,709           PPG Industries, Inc.                                           4,917
                                                                                     ----------
                                                                                         31,466
                                                                                     ----------
                           DIVERSIFIED METALS & MINING (0.2%)
         244,884           Freeport-McMoRan Copper & Gold, Inc.                           8,106
                                                                                     ----------
                           FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
          16,323           CF Industries Holdings, Inc.                                   3,107
         138,113           Monsanto Co.                                                  14,589
          71,730           Mosaic Co.                                                     4,276
                                                                                     ----------
                                                                                         21,972
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                         11
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           GOLD (0.1%)
         128,473           Newmont Mining Corp.                                      $    5,382
                                                                                     ----------
                           INDUSTRIAL GASES (0.4%)
          53,529           Air Products & Chemicals, Inc.                                 4,664
          17,622           Airgas, Inc.                                                   1,747
          76,464           Praxair, Inc.                                                  8,529
                                                                                     ----------
                                                                                         14,940
                                                                                     ----------
                           METAL & GLASS CONTAINERS (0.1%)
          38,623           Ball Corp.                                                     1,838
          41,739           Owens-Illinois, Inc. *                                         1,112
                                                                                     ----------
                                                                                          2,950
                                                                                     ----------
                           PAPER PACKAGING (0.1%)
          27,127           Bemis Co., Inc.                                                1,095
          45,312           MeadWestvaco Corp.                                             1,644
          50,015           Sealed Air Corp.                                               1,206
                                                                                     ----------
                                                                                          3,945
                                                                                     ----------
                           PAPER PRODUCTS (0.1%)
         113,358           International Paper Co.                                        5,280
                                                                                     ----------
                           SPECIALTY CHEMICALS (0.4%)
          68,424           Ecolab, Inc.                                                   5,486
          20,717           International Flavors & Fragrances, Inc.                       1,588
          22,135           Sherwin-Williams Co.                                           3,739
          30,955           Sigma-Aldrich Corp.                                            2,405
                                                                                     ----------
                                                                                         13,218
                                                                                     ----------
                           STEEL (0.2%)
          27,990           Allegheny Technologies, Inc.                                     888
          39,192           Cliffs Natural Resources, Inc.                                   745
          81,414           Nucor Corp.                                                    3,757
          36,743           United States Steel Corp.                                        716
                                                                                     ----------
                                                                                          6,106
                                                                                     ----------
                           Total Materials                                              123,616
                                                                                     ----------
                           TELECOMMUNICATION SERVICES (2.9%)
                           ---------------------------------
                           INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
       1,416,009           AT&T, Inc.                                                    51,953
         160,935           CenturyLink, Inc.                                              5,654
         251,625           Frontier Communications Corp.                                  1,002
         736,964           Verizon Communications, Inc.                                  36,222
         150,371           Windstream Corp.                                               1,195
                                                                                     ----------
                                                                                         96,026
                                                                                     ----------
                           WIRELESS TELECOMMUNICATION SERVICES (0.3%)
          75,846           Crown Castle International Corp. *                             5,282
          81,135           MetroPCS Communications, Inc. *                                  884
         777,831           Sprint Nextel Corp. *                                          4,830
                                                                                     ----------
                                                                                         10,996
                                                                                     ----------
                           Total Telecommunication Services                             107,022
                                                                                     ----------
                           UTILITIES (3.5%)
                           ----------------
                           ELECTRIC UTILITIES (2.0%)
        125,395            American Electric Power Co., Inc.                              6,098
        181,933            Duke Energy Corp.                                             13,207
         83,549            Edison International                                           4,204
         46,253            Entergy Corp.                                                  2,925
        220,376            Exelon Corp.                                                   7,599
        108,448            FirstEnergy Corp.                                              4,576
        109,028            NextEra Energy, Inc.                                           8,469
         80,609            Northeast Utilities                                            3,503
         59,584            Pepco Holdings, Inc.                                           1,275
         28,089            Pinnacle West Capital Corp.                                    1,626
        150,361            PPL Corp.                                                      4,708
        223,954            Southern Co.                                                  10,508
        126,722            Xcel Energy, Inc.                                              3,764
                                                                                     ----------
                                                                                         72,462
                                                                                     ----------
                           GAS UTILITIES (0.1%)
         30,059            AGL Resources, Inc.                                            1,261
         53,424            ONEOK, Inc.                                                    2,547
                                                                                     ----------
                                                                                          3,808
                                                                                     ----------
                           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        159,243            AES Corp.                                                      2,002
         82,492            NRG Energy, Inc.                                               2,185
                                                                                     ----------
                                                                                          4,187
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                         12
USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           MULTI-UTILITIES (1.3%)
          62,350           Ameren Corp.                                              $    2,184
         109,317           CenterPoint Energy, Inc.                                       2,619
          67,600           CMS Energy Corp.                                               1,889
          75,883           Consolidated Edison, Inc.                                      4,631
         148,843           Dominion Resources, Inc.                                       8,660
          44,718           DTE Energy Co.                                                 3,056
          20,638           Integrys Energy Group, Inc.                                    1,200
          79,403           NiSource, Inc.                                                 2,330
         112,982           PG&E Corp.                                                     5,031
         129,682           Public Service Enterprise Group, Inc.                          4,453
          34,641           SCANA Corp.                                                    1,772
          58,286           Sempra Energy                                                  4,659
          51,502           TECO Energy, Inc.                                                918
          59,297           Wisconsin Energy Corp.                                         2,543
                                                                                     ----------
                                                                                         45,945
                                                                                     ----------
                           Total Utilities                                              126,402
                                                                                     ----------
                           Total Common Stocks (cost: $2,623,063)                     3,604,415
                                                                                     ----------
-----------------------------------------------------------------------------------------------

                           MONEY MARKET INSTRUMENTS (0.8%)

                           MONEY MARKET FUND (0.7%)
                           ------------------------
      23,110,864           Northern Institutional Funds - Diversified Assets
                              Portfolio, 0.01% (a),(d)                                   23,111
                                                                                     ----------

PRINCIPAL
AMOUNT
(000)
------------
$      4,910               U.S. TREASURY BILLS (0.1%)
                           --------------------------
                           0.14%, 04/25/13 (b),(e)                                        4,910
                                                                                     ----------
                           Total Money Market Instruments (cost: $28,021)                28,021
                                                                                     ----------

                           Total Investments (cost: $2,651,084)                      $3,632,436
                                                                                     ==========

USAA S&P 500 INDEX FUND
March 31, 2013 (unaudited)

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------

                                     (LEVEL 1)
                                   Quoted Prices      (LEVEL 2)
                                     in Active          Other          (LEVEL 3)
                                      Markets        Significant      Significant
                                   for Identical     Observable      Unobservable
                                       Assets           Inputs          Inputs                  Total
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                    $   3,604,415     $         -      $         -       $   3,604,415
Money Market Instruments:
  Money Market Fund                       23,111               -                -              23,111
  U.S. Treasury Bills                          -           4,910                -               4,910
Other financial instruments*                 568               -                -                 568
-----------------------------------------------------------------------------------------------------
Total                              $   3,628,094     $     4,910      $         -       $   3,633,004
-----------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2013, through March 31, 2013, a U.S. Treasury Bill with a fair value of $4,910,000 was transferred from Level 1 to Level 2 as it more closely approaches its maturity. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer gency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

13 |  USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Treasury Bills which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. NEW ACCOUNTING PRONOUNCEMENTS -- OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance

================================================================================

15 |  USAA S&P 500 Index Fund

================================================================================

disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic
210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of March 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2013, were $1,321,212,000 and $339,860,000, respectively, resulting in net unrealized appreciation of $981,352,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,637,463,000 at March 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2013.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
    (NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $4,910,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2013, as shown in the following table:

                                                                       Value at        Unrealized
Type of Future            Expiration            Contracts   Position   March 31,       Depreciation
                                                                       2013
---------------------------------------------------------------------------------------------------
S&P 500 Index Futures     June 20, 2013            82         Long     $32,035,000     $568,000

* Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16
ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    5/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    5/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.